ACQUISITION OF BUSINESS - Thyssenkrupp Slab International B.V. & CSA Siderrgica do Atlantico Ltda. (Narrative) (Details) t in Millions				12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 07, 2017 USD ($) installment t	Dec. 31, 2019 USD ($) MW t	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Asset recognised for expected reimbursement, contingent liabilities in business combination	$ 254,446,000	$ 264,683,000		$ 254,446,000	$ 264,683,000
Prepayments of principal				1,377,605,000	2,266,560,000	$ 1,205,827,000
Total borrowings	2,188,674,000	2,036,957,000		$ 2,188,674,000	2,036,957,000
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Annual production capacity of steel (tons) | t				5.0
Number of megawatts (per year) | MW				490
Slabs supplied (tons per year) | t			2.0
Consideration transferred, acquisition-date fair value			$ 1,891,000,000
Financial instruments designated as hedging instruments, at fair value			75,900,000
Tax benefit recognised as of acquisition date			1,089,000,000
Acquisitions through business combinations, other provisions	508,900,000	529,400,000	651,800,000
Asset recognised for expected reimbursement, contingent liabilities in business combination	254,400,000	264,700,000	325,900,000	$ 254,400,000	264,700,000
Estimated financial effect, contingent liabilities in business combination	1,948,000,000		1,630,000,000	1,948,000,000
Other environment related provision | Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of detailed information about business combination [line items]
Other provisions	14,100,000	19,700,000	24,500,000	14,100,000	19,700,000
Legal proceedings contingent liability | Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of detailed information about business combination [line items]
Other provisions	45,000,000	$ 46,900,000	$ 57,700,000	45,000,000	46,900,000
Syndicated Facility | Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda.
Disclosure of detailed information about business combination [line items]
Debt instrument, term			5 years
Notional amount			$ 1,500,000,000.0
Number of installments | installment			8
Prepayments of principal				725,000,000	$ 375,000,000
Total borrowings	$ 400,000,000			$ 400,000,000